Marketable securitiesMarketable securities (Schedule of fair value and amortized cost of the available-for-sale securities by contractual maturity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 410,477	$ 477,736
Unrealized gain	744	1,287
Unrealized loss	(265)	(2,885)
Fair Value	410,956	476,138
Due within one year
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	288,842	149,188
Unrealized gain	281	42
Unrealized loss	(176)	(1,424)
Fair Value	288,947	147,806
Due after one year through two years
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	121,635	328,548
Unrealized gain	463	1,245
Unrealized loss	(89)	(1,461)
Fair Value	$ 122,009	$ 328,332